ORGANIZATION AND PRINCIPAL ACTIVITIES - Principal subsidiaries, consolidated VIEs and subsidiaries of VIEs (Details)	12 Months Ended
Dec. 31, 2018
Installment HK
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Beijing Shijitong
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Shenzhen Lexin Software
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Trust A
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%
Trust B
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%
Shenzhen Fenqile
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Qianhai Juzi
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Shenzhen Tiqianle
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Ji'an Microcredit
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Shenzhen Fenqile Trading
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Shenzhen Dingsheng Technology
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Shenzhen Lexin Financing Guarantee
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in Subsidiary (as a percent)	100.00%
Beijing Lejiaxin
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%
Shenzhen Xinjie
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%
Qianhai Dingsheng
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%
Mengtian Technology
Schedule of Company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Direct or Indirect Economic Interest in VIEs (as a percent)	100.00%